Goodwill and Other Intangible Assets (Intangible Assets Purchased) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 965.2	$ 986.3
Accumulated amortization	263.6	222.3
Net intangibles as of end of period	701.6	764.0
Acquired during period:
Acquired related to business acquisitions	0.0	648.0
Acquired outside business acquisitions	7.4	7.5
Total acquired in period	$ 7.4	$ 655.5
Weighted average amortization period in years for items acquired in period	8 years 2 months 12 days	14 years 6 months
Patents and Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 134.6	$ 133.9
Accumulated amortization	42.8	36.7
Net intangibles as of end of period	91.8	97.2
Acquired during period:
Acquired related to business acquisitions	0.0	67.1
Acquired outside business acquisitions	1.0	1.6
Total acquired in period	$ 1.0	$ 68.7
Weighted average amortization period in years for items acquired in period	19 years 3 months 18 days	15 years 1 month 6 days
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 178.2	$ 178.1
Accumulated amortization	25.5	12.9
Net intangibles as of end of period	152.7	165.2
Acquired during period:
Acquired related to business acquisitions	0.0	173.3
Acquired outside business acquisitions	0.0	0.0
Total acquired in period	$ 0.0	$ 173.3
Weighted average amortization period in years for items acquired in period	0 years	15 years
Non-compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 39.9	$ 42.1
Accumulated amortization	17.5	14.2
Net intangibles as of end of period	22.4	27.9
Acquired during period:
Acquired related to business acquisitions	0.0	28.7
Acquired outside business acquisitions	1.7	0.0
Total acquired in period	$ 1.7	$ 28.7
Weighted average amortization period in years for items acquired in period	4 years	5 years 2 months 12 days
Customer- Related Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 572.6	$ 591.1
Accumulated amortization	156.1	136.3
Net intangibles as of end of period	416.5	454.8
Acquired during period:
Acquired related to business acquisitions	0.0	378.9
Acquired outside business acquisitions	0.2	0.0
Total acquired in period	$ 0.2	$ 378.9
Weighted average amortization period in years for items acquired in period	15 years	15 years
Supply Agreements and Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 39.9	$ 41.1
Accumulated amortization	21.7	22.2
Net intangibles as of end of period	18.2	18.9
Acquired during period:
Acquired related to business acquisitions	0.0	0.0
Acquired outside business acquisitions	4.5	5.9
Total acquired in period	$ 4.5	$ 5.9
Weighted average amortization period in years for items acquired in period	7 years	7 years 7 months 6 days